Earnings Per Share- Disclosure of Basic Earnings Per Share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [Line Items]
Profit/(loss) attributable to owners of the Company	¥ (3,870,620)	¥ 809,624	¥ 7,777,336
Weighted average number of ordinary shares in issue	1,395,149	1,146,175	1,145,050
Basic earnings/(losses) (in RMB)		¥ 0.71	¥ 6.79
Ordinary shares [member]
Earnings per share [Line Items]
Basic earnings/(losses) (in RMB)	¥ (2.77)	0.71	6.79
American depositary shares [member]
Earnings per share [Line Items]
Basic earnings/(losses) (in RMB)	¥ (5.54)	¥ 1.42	¥ 13.58